Property, Plant and Equipment (Details) - Schedule of Property, Plant and Equipment - EUR (€)	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Cost:
Balance	€ 23,485	€ 22,276	€ 5,923
Cost, Additions	455,167	1,209	16,353
Cost, Disposals	(44,671)
Balance	4,339,817	23,485	22,276
Accumulated depreciation:
Balance	12,120	8,101	3,646
Depreciation for the year	25,003	4,019	4,455
Balance	23,796	12,120	8,101
Depreciation on disposal	(13,326)
Net carrying amount:
Balance	11,365	14,175
Balance	410,184	11,365	14,175
Office equipment [Member]
Cost:
Balance	16,285	15,076	5,923
Cost, Additions	359,127	1,209	9,153
Cost, Disposals	(31,555)
Balance	343,857	16,285	15,076
Accumulated depreciation:
Balance	9,240	6,661	3,646
Depreciation for the year	22,576	2,579	3,015
Balance	22,036	9,240	6,661
Depreciation on disposal	(9,780)
Net carrying amount:
Balance	7,045	8,415
Balance	321,820	7,045	8,415
Leasehold improvement [Member]
Cost:
Balance	7,200	7,200
Cost, Additions	45,503		7,200
Cost, Disposals	(7,200)
Balance	45,503	7,200	7,200
Accumulated depreciation:
Balance	2,880	1,440
Depreciation for the year	379	1,440	1,440
Balance	379	2,880	1,440
Depreciation on disposal	(2,880)
Net carrying amount:
Balance	4,320	5,760
Balance	45,124	4,320	5,760
Motor vehicles [Member]
Cost:
Balance
Cost, Additions	29,271
Cost, Disposals
Balance	29,271
Accumulated depreciation:
Balance
Depreciation for the year	869
Balance	11,197
Depreciation on disposal
Net carrying amount:
Balance
Balance	28,402
Computer equipment [Member]
Cost:
Balance
Cost, Additions	4,626
Cost, Disposals	(4,626)
Balance
Accumulated depreciation:
Balance
Depreciation for the year	602
Balance
Depreciation on disposal	(602)
Net carrying amount:
Balance
Balance
Furniture and fixture [Member]
Cost:
Balance
Cost, Additions	16,640
Cost, Disposals	(1,290)
Balance	15,350
Accumulated depreciation:
Balance
Depreciation for the year	576
Balance	512
Depreciation on disposal	(65)
Net carrying amount:
Balance
Balance	€ 14,838